Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (1,736,512)	$ (46,620,619)	$ (47,547,768)	$ (15,638,589)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	421,096	205,111	273,772	818,203
Amortization of debt issuance costs	963,085	45,648	287,316	2,010,298
Loss on initial issuance of debt		1,770,933	1,770,933
Change in fair value of convertible note option liability	(60,000)	(607,067)	(840,933)
Change in fair value of warrant liabilities	(660,622)	220,373	(200,124)
Loss on initial issuance of Earn-out Share Liability			53,600,000
Earn-out liability initial loss		53,600,000
Change in fair value of Earn-out Share Liability	(13,520,000)	(24,750,000)	(38,040,000)
Impairment loss on investment			216,278	174,066
Interest income on investment		(768)
Share based compensation	759,123	394,234	6,699,081	484,584
Provision for inventory obsolescence			551,492	320,335
Share based vendor payments as compensation for services	183,000
Share based payment as compensation for ELOC commitment fee	25,000
Interest expense on convertible notes converted		868,853	868,853	979,611
Unrealized foreign currency transaction (gain) loss	(218,537)	(1,686,348)	741,844	(1,332,914)
Amortization of operating lease right of use assets	117,365	340,496	428,046	793,209
Changes in operating assets and liabilities:
Receivables	(62,498)	(31,736)
Accounts receivable			(31,776)	(27,843)
Inventories	(705,230)	(602,235)	(639,340)	(147,982)
Prepaid and other current assets	119,002	(5,034,546)	(5,064,849)	(388,673)
Security deposit				12,176
Other assets	53,493
Accounts payable	2,576,523	793,161	341,913	(1,591,487)
Accrued expenses	(216,700)	1,618,881	1,183,951	340,525
Accrued interest				1,386,048
Other liabilities	569,269
Operating lease payments	(121,579)	(353,929)	(193,695)	(844,198)
Net cash used in operating activities	(11,514,722)	(19,829,558)	(25,595,008)	(12,652,630)
Cash flows from investing activities
Purchase of property and equipment		(33,439)	(46,204)	(34,966)
Purchase of intangible assets and trademarks	(224,949)	(174,258)	(219,241)	(120,088)
Net cash used in investing activities	(224,949)	(207,697)	(265,445)	(155,054)
Cash flows from financing activities
Proceeds from revolving line of credit	1,300,000	3,700,000	3,700,000
Proceeds from related party notes	3,176,000		5,286,016	2,248,000
Proceeds from issuance of convertible notes	1,000,000	1,450,000	1,450,000	3,000,000
Proceeds from term loan				5,000,000
Payment of unrelated party debt				(10,979,611)
Proceeds from the issuance of shares under equity line of credit facility	836,766
Proceeds from reverse recapitalization		1,103,640	1,103,640
Proceeds from lock-up share release		242,248
Proceeds from the issuance of common stock, net of transaction costs	4,828,750	9,961,356	9,961,356	17,256,525
Proceeds from exercise of stock options for common stock	19	79,484	79,484	4
Net cash provided by financing activities	11,141,535	16,536,728	21,572,753	18,573,694
Proceeds from prepaid investor subscriptions				2,048,776
Effect of exchange rate changes on cash	(16,346)	293,421	(36,743)	58,184
Net decrease in cash and cash equivalents	(614,482)	(3,207,105)	(4,324,442)	5,824,194
Cash and cash equivalents at beginning of period	1,685,633	6,010,075	6,010,075	185,881
Cash and cash equivalents at end of period	1,071,151	2,802,970	1,685,633	6,010,075
Non-cash activities
Initial measurement of debt discount on the convertible note		(1,450,000)	(1,450,000)
Initial measurement of the Contingent Financing Costs			549,067
Conversion of related party notes to Common Stock	3,176,000	2,205,497	2,205,497
Initial measurement of the convertible note option liability			1,450,000
Conversion of interest on related party notes to Common Stock	63,096	3,141,846	3,141,846
Issuance of Common Stock related to convertible note payable			24,000,000
Initial measurement of the convertible note option liability		1,450,000	900,933
Conversion of principal on related party notes to Common Stock		12,598,000	12,598,000
Crowdkeep asset acquisition	6,957,456
Settlement of convertible notes for shares issued	700,000	24,000,000
Conversion of vendor payable to Common Stock		3,422,028	3,422,028	1,920,124
Conversion of principal on convertible notes to preferred stock - Series A-1				8,993,240
Conversion of interest on convertible notes to preferred stock - Series A-1				1,955,957
Private Veea Warrants issued with term note payable				1,682,750
Conversion of notes payable to Series A-2 Preferred Shares				3,076,274
Supplemental cash flow information
Interest paid	$ 640,441	$ 504,431	$ 504,431	$ 892,336